Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

As of June 30, 2019 and 2018, the balances due from related parties were as follows:

	As of June 30,
Accounts receivable - related parties, net:	2019	2018
-Linsun Smart Technology Co., Ltd (“Linsun”)	$92,563	$-
-Dogness Network Technology Co., Ltd (“Dogness Network”),	152,201	-
	$244,764	$-